Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,310,231.35

Principal:
Principal Collections	$22,881,345.47
Prepayments in Full	$12,380,283.81
Liquidation Proceeds	$330,772.14
Recoveries	$39,757.55
Sub Total	$35,632,158.97
Collections	$37,942,390.32

Purchase Amounts:
Purchase Amounts Related to Principal	$345,992.16
Purchase Amounts Related to Interest	$2,364.09
Sub Total	$348,356.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,290,746.57

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,290,746.57
Servicing Fee	$603,917.09	$603,917.09	$0.00	$0.00	$37,686,829.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,686,829.48
Interest - Class A-2 Notes	$5,279.06	$5,279.06	$0.00	$0.00	$37,681,550.42
Interest - Class A-3 Notes	$348,375.00	$348,375.00	$0.00	$0.00	$37,333,175.42
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$37,211,954.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,211,954.75
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$37,144,072.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,144,072.08
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$37,092,770.83
Third Priority Principal Payment	$443,532.55	$443,532.55	$0.00	$0.00	$36,649,238.28
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$36,587,413.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,587,413.70
Regular Principal Payment	$33,655,819.94	$33,655,819.94	$0.00	$0.00	$2,931,593.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,931,593.76
Residual Released to Depositor	$0.00	$2,931,593.76	$0.00	$0.00	$0.00
Total		$38,290,746.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$443,532.55
Regular Principal Payment					$33,655,819.94
Total					$34,099,352.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$13,478,455.86	$25.02	$5,279.06	$0.01	$13,483,734.92	$25.03
Class A-3 Notes	$20,620,896.63	$44.39	$348,375.00	$0.75	$20,969,271.63	$45.14
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$34,099,352.49	$21.18	$655,883.23	$0.41	$34,755,235.72	$21.59

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$13,478,455.86	0.0250203	$0.00	0.0000000
Class A-3 Notes	$464,500,000.00	1.0000000	$443,879,103.37	0.9556063
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$690,918,455.86	0.4290779	$656,819,103.37	0.4079014

Pool Information
Weighted Average APR	3.782%	3.771%
Weighted Average Remaining Term	38.71	38.00
Number of Receivables Outstanding	47,672	46,160
Pool Balance	$724,700,502.05	$688,446,906.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$693,548,079.73	$658,904,923.31
Pool Factor	0.4396983	0.4177021

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$10,326,703.60
Yield Supplement Overcollateralization Amount	$29,541,983.27
Targeted Overcollateralization Amount	$31,627,803.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,627,803.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		164	$315,201.89
(Recoveries)		68	$39,757.55
Net Loss for Current Collection Period			$275,444.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4561%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4337%
Second Prior Collection Period			0.6808%
Prior Collection Period			0.4524%
Current Collection Period			0.4678%
Four Month Average (Current and Prior Three Collection Periods)			0.5087%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,470	$5,647,802.48
(Cumulative Recoveries)			$559,414.89
Cumulative Net Loss for All Collection Periods			$5,088,387.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3087%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,627.61
Average Net Loss for Receivables that have experienced a Realized Loss			$1,466.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.75%	636	$12,058,007.02
61-90 Days Delinquent	0.22%	67	$1,500,165.12
91-120 Days Delinquent	0.05%	11	$333,704.95
Over 120 Days Delinquent	0.07%	27	$471,554.04
Total Delinquent Receivables	2.09%	741	$14,363,431.13

Repossession Inventory:
Repossessed in the Current Collection Period		35	$817,686.76
Total Repossessed Inventory		54	$1,253,327.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1981%
Prior Collection Period			0.2203%
Current Collection Period			0.2275%
Three Month Average			0.2153%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer